Inventories - Schedule of Inventories, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Inventories, Net [Abstract]
Finished goods	$ 1,891,633	$ 1,879,542
Others	722
Total	$ 1,892,355	$ 1,879,542